Disclosure of detailed information about operating losses (Details) - Net operating losses [Member] - CAD ($)	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 1,668,000	$ 1,668,000	$ 1,668,000
2031 [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	5,000
2032 [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,000
2033 [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,000
2034 [Member]
Statements [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 1,658,000